Leases (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Schedule of Changes in Carrying Value of Right of Use Assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2022:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2021	86	545	3	22	656
Additions*	—	60	—	63	123
Deletions	—	(11)	—	(6)	(17)
Depreciation	(1)	(88)	(1)	(15)	(105)
Translation difference	(2)	(17)	—	(2)	(21)
Balance as of March 31, 2022	83	489	2	62	636

*	Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2021:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2020	83	461	2	5	551
Additions*	1	168	1	19	189
Deletions	—	(20)	—	—	(20)
Depreciation	(1)	(80)	(1)	(4)	(86)
Translation difference	3	16	1	2	22
Balance as of March 31, 2021	86	545	3	22	656

*	Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2020:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2019	—	419	1	—	420
Reclassified on account of adoption of IFRS 16	92	—	—	—	92
Additions*	—	148	—	7	155
Additions through business combination (Refer to Note 2.10)	—	26	2	—	28
Deletions	—	(18)	—	—	(18)
Depreciation	(1)	(75)	(1)	(1)	(78)
Translation difference	(8)	(39)	—	(1)	(48)
Balance as of March 31, 2020	83	461	2	5	551

*	Net of adjustments on account of lease incentives

Schedule of the Break-up of Current and Non-current Lease Liabilities

The following is the break-up of current and non-current lease liabilities:

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Current lease liabilities	115	101
Non-current lease liabilities	607	627
Total	722	728

Schedule of Movement in Lease Liabilities

The following is the movement in lease liabilities:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Balance at the beginning	728	612	520
Additions	125	204	172
Additions through business combination (Refer to Note 2.10)	—	—	32
Finance cost accrued during the period	24	24	24
Deletions	(18)	(23)	(20)
Payment of lease liabilities	(128)	(111)	(90)
Translation difference	(9)	22	(26)
Balance at the end	722	728	612

Schedule of Contractual Maturities of Lease Liabilities

The table below provides details regarding the contractual maturities of lease liabilities on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Less than one year	131	119
One to five years	430	412
More than five years	262	306
Total	823	837

Schedule of Movement in Net Investment in Sublease ROU Asset

The following is the movement in the net-investment in sublease of ROU asset:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Balance at the beginning	53	58	62
Additions	1	—	—
Interest income accrued during the period	2	2	2
Lease receipts	(7)	(7)	(6)
Balance at the end	49	53	58

Schedule of Contractual Maturities of Net Investment in Sublease ROU Asset

The table below provides details regarding the contractual maturities of net investment in sublease of ROU asset on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Less than one year	7	7
One to five years	31	30
More than five years	17	25
Total	55	62